Consolidated Statements of Financial Position	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Non-current assets
Property, plant and equipment	$ 3,395,107	$ 26,425,135	$ 50,506,934
Right-of-use assets	6,044,280	47,044,447	61,554,718
Deferred tax assets	983,727	7,656,645	8,968,929
Deposits	1,617,174	12,586,949	10,898,645
Total non-current assets	12,040,288	93,713,176	131,929,226
Current assets
Amounts due from related companies	2,053,584	15,983,658	17,304,600
Amounts due from shareholders			74,100
Inventories	3,013,723	23,456,709	20,351,116
Trade receivables	437,456	3,404,848	3,319,847
Deposits, prepayments and other receivables	2,295,906	17,869,726	18,000,107
Tax recoverable	242,303	1,885,920
Cash and bank balances	18,978,470	147,715,125	117,336,010
Total current assets	27,021,442	210,315,986	176,385,780
Total assets	39,061,730	304,029,162	308,315,006
Capital and reserves
Share capital	8,597	66,916	58,500
(Accumulated losses)/retained profits	(3,084,835)	(24,010,190)	28,517,543
Other reserves	9,171,241	71,382,519	9,979
Exchange reserve	(2,078)	(16,176)	(42,558)
Total equity	6,092,925	47,423,069	28,543,464
Non-current liabilities
Loans from related companies	5,686,724	44,261,481	28,004,873
Loans from directors	5,741,388	44,686,941
Lease liabilities	3,670,053	28,565,127	36,268,295
Provision for reinstatement costs	466,383	3,630,000	2,780,000
Total non-current liabilities	15,564,548	121,143,549	67,053,168
Current liabilities
Bank loans	7,986,489	62,161,236	70,184,889
Loans from related companies			15,677,958
Amounts due to directors			42,573,611
Amounts due to related companies	51,722	402,561	165,724
Provision for reinstatement costs	214,562	1,670,000	2,520,000
Lease liabilities	4,045,398	31,486,548	38,148,743
Trade payables	1,614,675	12,567,498	16,656,904
Accruals and other payables	3,491,411	27,174,701	25,075,647
Current tax payable			1,714,898
Total current liabilities	17,404,257	135,462,544	212,718,374
Total liabilities	32,968,805	256,606,093	279,771,542
Total equity and liabilities	$ 39,061,730	$ 304,029,162	$ 308,315,006